Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Disclosure of income expense
The following table summarises the major components of income tax expense for the periods presented:

	Year ended 31 December
	2023	2022	2021
	€ million	€ million	€ million
Current tax:
Current tax charge	555	460	323
Adjustment in respect of current tax from prior periods	(10)	(37)	(53)
Total current tax	545	423	270
Deferred tax:
Relating to the origination and reversal of temporary differences	11	35	6
Adjustment in respect of deferred income tax from prior periods	(22)	(22)	(9)
Relating to changes in tax rates or the imposition of new taxes	—	—	127
Total deferred tax	(11)	13	124
Income tax charge per the consolidated income statement	534	436	394

Disclosure of income tax relating to components of other comprehensive income
The following table summarises the taxes on items recognised in other comprehensive income (OCI) and directly within equity for the periods presented:

	Year ended 31 December
	2023	2022	2021
	€ million	€ million	€ million
Taxes charged/(credited) to OCI:
Deferred tax on net gain/loss on revaluation of cash flow hedges	11	(20)	63
Deferred tax on net gain/loss on pension plan remeasurements	(43)	(11)	63
Current tax on net gain/loss on pension plan remeasurements	8	—	1
Total taxes charged/(credited) to OCI	(24)	(31)	127
Taxes charged/(credited) to equity:
Deferred tax charge/(credit): cash flow hedges	(31)	—	—
Deferred tax charge/(credit): share-based compensation	(1)	(2)	(3)
Current tax charge/(credit): share-based compensation	—	(8)	—
Total taxes charged/(credited) to equity	(32)	(10)	(3)

Disclosure of effective income tax rate reconciliation	The Parent Company of the Group is a UK company.
Accordingly, the following tables provide reconciliations of the Group’s income tax expense at the UK statutory tax rate to the actual income tax expense for the periods presented:

	Year ended 31 December
	2023	2022	2021
	€ million	€ million	€ million
Accounting profit before tax from continuing operations	2,203	1,957	1,382

Tax expense at the UK statutory rate	518	371	262
Taxation of foreign operations, net(A)	43	115	72
Non-deductible expense items for tax purposes	15	2	2
Rate and law change impact, net(B)(C)(D)	—	—	127
Deferred taxes not recognised	(10)	7	(7)
Adjustment in respect of prior periods(E)	(32)	(59)	(62)
Total provision for income taxes	534	436	394
(A)This reflects the impact, net of income tax contingencies, of having operations outside the UK, which are taxed at rates other than the statutory UK rate of 23.5% (2022: 19%, 2021: 19%).
(B)In 2021, the UK enacted a law change that increased its tax rate to 25% with effect from 1 April 2023. The Group recognised a deferred tax expense of €123 million to reflect the impact of this change.
(C)In 2021, the Netherlands enacted a law change that increased its tax rate to 25.8% with effect from 1 January 2022. The Group recognised a deferred tax expense of €2 million to reflect the impact of this change.
(D)In 2021, Indonesia enacted a law change that retained its tax rate of 22% with effect from 1 January 2022, reversing a previously enacted decrease to 20%. The Group recognised a deferred tax expense of €2 million to reflect the impact of this change.
(E)The prior year adjustment is principally due to the release of tax reserves that are no longer required and tax audit settlements.
Disclosure of deferred tax liabilities and assets
The following table summarises the movements in the carrying amounts of deferred tax liabilities and assets by significant component during the periods presented:

	Franchise and other intangible assets	Property, plant and equipment	Financial assets and liabilities	Tax losses	Employee and retiree benefit accruals	Tax credits	Other, net	Total, net
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
As at 31 December 2021	3,285	251	36	(14)	(14)	(12)	25	3,557
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(4)	(11)	5	7	5	—	11	13
Amounts charged/(credited) directly to OCI	—	—	(20)	—	(11)	—	—	(31)
Amount charged/(credited) to equity	—	—	—	—	(2)	—	—	(2)
Acquired through business combinations	(4)	2	—	—	—	—	—	(2)
Balance sheet reclassifications	(1)	(2)	(1)	(4)	—	—	4	(4)
Effect of movements in foreign exchange	(22)	(4)	(3)	—	(1)	—	(9)	(39)
As at 31 December 2022	3,254	236	17	(11)	(23)	(12)	31	3,492
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(14)	2	11	—	(15)	(12)	17	(11)
Amounts charged/(credited) directly to OCI	—	—	11	—	(43)	—	—	(32)
Amount charged/(credited) to equity	—	—	(31)	—	(1)	—	—	(32)
Balance sheet reclassifications	—	10	—	—	—	—	(10)	—
Effect of movements in foreign exchange	(49)	—	—	—	2	—	7	(40)
As at 31 December 2023	3,191	248	8	(11)	(80)	(24)	45	3,377
Analysed as follows:
						As at 31 December 2022		As at 31 December 2023
Deferred tax asset						(21)		(1)
Deferred tax liability						3,513		3,378

Disclosure of maturity of unrecognized tax losses, tax credits and deductible temporary differences
The gross and tax effected amounts including expiry dates, where applicable, of unrecognised losses, tax credits and deductible temporary differences available for carry forward are as follows:

	Year ended 31 December
	2023		2022		2021
	€ million		€ million		€ million
	Gross amount	Tax effected	Gross amount	Tax effected	Gross amount	Tax effected
Tax losses expiring:
Beyond 10 years	3	1	3	1	—	—
No time limit	1,391	264	1,657	288	1,803	310
	1,394	265	1,660	289	1,803	310
Tax credits expiring:
Within 10 years	57	57	58	58	100	100
Beyond 10 years	35	35	43	43	45	45
	92	92	101	101	145	145
Deductible temporary differences
No time limit	17	4	79	20	53	11
	17	4	79	20	53	11
Total	1,503	361	1,840	410	2,001	466